ACCOUNTS RECEIVABLE, NET - PECLD (Details) R$ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$) individual	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Feb. 28, 2019 BRL (R$)
Disclosure of financial assets [line items]
Debt recognition and installment plan		R$ 738,730			R$ 540,583
Reverted the provision for doubtful credit		R$ 738,732	R$ 189,302	R$ 22,801
PECLD
Disclosure of financial assets [line items]
Reverted the provision for doubtful credit	R$ 790,126
Number of criteria | individual		2
Term of relationship with client		2 years
Term for history of billings versus receipts		2 years
Provision of invoice (as a percent)		100.00%
PECLD | Expired invoice within 90 to 119 days
Disclosure of financial assets [line items]
Provision of invoice (as a percent)		50.00%
PECLD | Expired invoice within 120 to 179 days
Disclosure of financial assets [line items]
Provision of invoice (as a percent)		25.00%
PECLD | Expired invoice after more than 180 days
Disclosure of financial assets [line items]
Provision of invoice (as a percent)		25.00%
PECLD | Minimum
Disclosure of financial assets [line items]
Term of relationship with client		1 year
Term for history of billings versus receipts		1 year
PECLD | Maximum
Disclosure of financial assets [line items]
Term of relationship with client		2 years
Term for history of billings versus receipts		2 years
Normal settlement period of accounts receivable		45 days